Finance lease - Additional Information (Details) - CMBFL Shandong $ in Millions	Jun. 25, 2021 USD ($) subsidiary
Number of subsidiaries | subsidiary	2
Gross proceeds	$ 49.0
Transaction fees	$ 1.0